GOVERNMENT PARTICIPATION - Aggregate Contributions Recognized (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Government Grants [Abstract]
Contributions credited to capitalized expenditures	$ 15,600,000	$ 16,800,000.0
Contributions credited to income	18,000,000	28,400,000.0
Total contributions	$ 33,600,000	$ 45,200,000